Note 18 - Related Party Transactions (Details) - Activity of Related Party Loans - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Activity of Related Party Loans [Abstract]
Balance, Beginning	$ 3,233,949	$ 4,064,588
Balance, Ending	1,816,609	3,233,949
New Loans	4,900,932	6,406,713
Repayments	(6,065,098)	$ (7,237,352)
Transactions Due to Changes in Directors	$ (253,174)